Net Loss Per Share - Additional Information (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2020	Jun. 26, 2021	Dec. 26, 2020
Class A Common Stock
Earnings Per Share Basic [Line Items]
Exchanged class A common stock	1	1	1